Note 10 - Guarantees (Tables)	12 Months Ended
Dec. 31, 2015
Guarantees [Abstract]
Schedule of Product Warranty Liability [Table Text Block]

Accrued warranty obligations as of December 31, 2013	$12
Actual warranty experience	(14)
Warranty provisions	6
Accrued warranty obligations as of December 31, 2014	4
Actual warranty experience	(6)
Warranty provisions	5
Accrued warranty obligations as of December 31, 2015	$3

Deferred Revenue, by Arrangement, Disclosure [Table Text Block]

Deferred revenue on extended warranties as of December 31, 2013	$30
New extended warranty and maintenance arrangements	188
Recognition of extended warranty and maintenance arrangement revenue	(191)
Deferred revenue on extended warranties as of December 31, 2014	27
New extended warranty and maintenance arrangements	176
Recognition of extended warranty and maintenance arrangement revenue	(177)
Deferred revenue on extended warranties as of December 31, 2015	$26